Provisions for Sundry Creditors - Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [abstract]
Balance at the beginning of the year	$ 64,967,710	$ 56,894,695
Decrease capitalized in fixed assets	(3,791,482)	(3,878,503)
Unwinding of discount against income	7,774,000	11,968,966
Amount used	(152,628)	(17,448)
Balance at the end of the year	68,797,600	64,967,710
Balance at the beginning of the year	15,119,692	12,775,263
Additions against income	2,835,357	3,049,202
Provision cancellation	(1,973,153)	(632,806)
Amount used	(8,169,207)	(71,967)
Balance at the end of the year	7,812,689	15,119,692
Balance at the beginning of the year	8,230,476	3,521,838
Additions against income	3,203,982	6,118,454
Provision cancellation	(312,937)	(1,347,285)
Amount used	(54,387)	(62,531)
Balance at the end of the year	$ 11,067,134	$ 8,230,476